CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par (in USD per share)	$ 1	$ 1
Common stock, authorized (in shares)	120,000,000	120,000,000
Common stock, issued (in shares)	57,192,925	55,007,433
Common stock, outstanding (in shares)	57,192,925	55,007,433